N-2	May 02, 2023
Cover [Abstract]
Entity Central Index Key	0001031316
Amendment Flag	false
Securities Act File Number	001-32470
Document Type	8-K
Entity Registrant Name	Franklin Street Properties Corp.
Entity Address, Address Line One	401 Edgewater Place
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Wakefield
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01880
City Area Code	781
Local Phone Number	557-1300
Entity Emerging Growth Company	false